Leases - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Payment of short term lease expenses	$ 3,205	$ 1,975
Right-of-use assets	1,933	2,640	$ 3,544
Undiscounted operating lease payments	3,920	5,268
Vehicles [member]
Statement [LineItems]
Right-of-use assets	0	1
Corporate Office Leases [Member]
Statement [LineItems]
Right-of-use assets	$ 1,933	$ 2,639